Related Party Balances and Transaction (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Aug. 24, 2022 CNY (¥)	Aug. 24, 2022 HKD ($)	Jul. 26, 2021 CNY (¥)	May 18, 2021 CNY (¥)	Aug. 31, 2018	Sep. 30, 2017
Related Party Balances and Transaction (Details) [Line Items]
Professional Fees			¥ 2,485,486
Payments of professional fees			2,473,750
Repayment amount	¥ 1,421,881
Related party	1,051,869	¥ 1,010,584
Borrowed amount				¥ 13,700,000	$ 16	¥ 47,168,356	¥ 47,168,356
Outstanding loans payables	28,000,000
Loans payable	21,800,000
Loan amount	¥ 13,920,083
Incremental rate	3.45%
Cash received	¥ 484,370
Loans [Member]
Related Party Balances and Transaction (Details) [Line Items]
Loan amount	14,862,174
Maximum [Member]
Related Party Balances and Transaction (Details) [Line Items]
Securities deposits remaining	25,300,980	19,963,743
Minimum [Member]
Related Party Balances and Transaction (Details) [Line Items]
Securities deposits remaining	21,867,376	28,009,457
Xingzhiqiao [Member]
Related Party Balances and Transaction (Details) [Line Items]
Equity interest								49.00%	51.00%
Xinyutong Kezhiyong Enterprise [Member]
Related Party Balances and Transaction (Details) [Line Items]
Due amount		¥ 24,700,000	¥ 24,700,000
Related Party Balances And Transaction [Member]
Related Party Balances and Transaction (Details) [Line Items]
Cash received	¥ 517,164